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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Heathbridge Capital Management LTD.
Address:  141 Adelaide Street West, Suite 260
          Toronto, Ont, Canada M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard M. Tattersall
Title:    Vice-President
Phone:    (416) 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall     Toronto, Ontario          November 1, 2010
------------------------- ------------------------  ------------------------
[Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $ 192,682 (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
30-Sep-10                                                             Market                   Investment  Other       Voting
Name of Issuer                         Title of Class     CUSIP   Value (x$1000) Shares  SH/PN Discretion Managers Authority Sole
--------------                         ---------------- --------- -------------- ------- ----- ---------- -------- --------------
BARRICK GOLD CORP                      COM              067901108 $ 8,377,153.13 181,200  SH      SOLE       na       181,200
CAMECO CORP                            COM              13321L108 $11,422,493.20 411,050  SH      SOLE       na       411,050
CORUS ENTERTAINMENT                    COM CL B NON VTG 220874101 $15,799,144.97 752,800  SH      SOLE       na             0
ENCANA CORP.                           COM              292505104 $ 6,918,552.07 229,031  SH      SOLE       na       229,031
ENERGIZER HOLDINGS INC.                COM              29266R108 $ 1,056,126.34  15,700  SH      SOLE       na        15,700
KRAFT FOODS INC.                       CL A             50075N104 $12,372,810.86 400,700  SH      SOLE       na       400,700
LIFE TECHNOLOGIES CORP.                COM              53217V109 $10,016,171.79 214,100  SH      SOLE       na       214,100
MAGNA INTERNATIONAL                    COM              559222401 $17,581,653.32 214,320  SH      SOLE       na       214,320
MANULIFE FINANCIAL CORP.               COM              56501R106 $10,298,744.66 816,600  SH      SOLE       na       816,600
MITSUBISHI UFJ FINANCIAL GROUP INC ADS SPONSORED ADR    606822104 $   645,798.27 139,400  SH      SOLE       na       139,400
SUNCOR ENERGY INC COM                  COM              867224107 $ 7,525,456.67 231,200  SH      SOLE       na       231,200
TELUS CORP - NV                        NON-VTG SHS      87971M202 $14,131,301.01 333,500  SH      SOLE       na             0
TEXAS INSTRUMENTS INC.                 COM              882508104 $13,300,921.62 489,800  SH      SOLE       na       489,800
THOMSON REUTERS CORP.                  COM              884903105 $15,237,860.47 404,850  SH      SOLE       na       404,850
TIM HORTONS INC.                       COM              88706M103 $12,813,192.77 351,850  SH      SOLE       na       351,850
TORONTO DOMINION BANK                  COM NEW          891160509 $11,321,434.71 156,208  SH      SOLE       na       156,208
TRANSCANADA CORP.                      COM              89353D107 $12,081,294.55 325,755  SH      SOLE       na       325,755
WELLS FARGO CORP                       COM              949746101 $11,781,393.80 468,825  SH      SOLE       na       468,825